Victory Market Neutral Income Fund Expense Example - MCI [Member] - Victory Market Neutral Income Fund - Member Class	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 57
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	394
Expense Example, with Redemption, 10 Years	$ 902